Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2024
Organization and Principal Activities [Abstract]
Schedule of Group's Major Direct and Indirect Invested Subsidiaries	The Group’s major direct and indirect invested subsidiaries consist of the following as of December 31, 2024:
		Date of
		Incorporation,
	Percentage of	Merger or	Place of	Major
Major subsidiaries	Ownership	Acquisition	Incorporation	Operation
GreenTree Inns Hotel (Shanghai) Management, Inc.	100%	November 30, 2004	PRC	Hotel management
GreenTree Inns Hotel (China) Management, Inc.	100%	June 30, 2005	PRC	Hotel management
Shiruide Hotel Management (Shanghai) Co., Ltd.	100%	February 16, 2009	PRC	Hotel management
GreenTree Suites Management Corp (“GreenTree Suites”)	100%	June 30, 2009	Cayman Islands	Investment holding
Pacific Hotel Investment, Inc.(“PHI”)	100%	June 30, 2009	Samoa	Investment holding
GreenTree Inns Hotel Management Group, Inc. (“GreenTree Samoa”)	100%	October 28, 2010	Samoa	Investment holding
GreenTree Hotels (Hong Kong), Limited.	100%	February 17, 2011	Hong Kong	Investment holding
Shanghai Evergreen Technology Co., Ltd. (“Shanghai Evergreen”)	100%	October 20, 2011	PRC	Information technology services
Shanghai Jingjia Hotel Co., Ltd.	100%	February 15, 2017	PRC	Hotel management
Shanghai Sipei Technology Co., Ltd. (“Shanghai Sipei”)	100%	October 20, 2011	PRC	Information technology services
Da Niang Dumpling Catering Group Co., Ltd.	100%	April 30, 2017	PRC	Restaurant management
Huge Cyber Ltd.	83.9%	August 21, 2020	Hong Kong	Restaurant management
Bellagio (Shanghai) Catering Management Co., Ltd.	83.9%	August 21, 2020	PRC	Restaurant management
Bellagio (Beijing) Catering Management Co., Ltd.	83.9%	August 21, 2020	PRC	Restaurant management